PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Oct. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment as of October 31, 2024 and 2023, consisted of the following:

	October 31,
	2024	2023
	(in millions)
Land	$69	$60
Buildings and leasehold improvements	1,786	1,409
Machinery and equipment	960	749
Software	267	275
Total property, plant and equipment	3,082	2,493
Accumulated depreciation and amortization	(1,304)	(1,223)
Property, plant and equipment, net	$1,778	$1,270